Note 27 - Financial Instruments	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]

27. Financial instruments

The Company’s financial instruments include marketable securities, amounts receivable (including embedded derivatives), derivative financial instruments, accounts payable and accrued liabilities (including share-based compensation liability) and other assets (including amounts receivable from Orion).

a.     Derivative financial instruments

The Company uses derivative financial instruments as part of its risk management program to mitigate exposures to various market risks including commodity prices, foreign exchange rates and the diesel fuel prices. The Company’s derivative counterparties are syndicate members of the Company’s Corporate Facility, mitigating credit risk, and on an ongoing basis, the Company monitors its derivative position exposures.

Derivative instrument assets	2021	2020
Current
Foreign exchange contracts	$7,708	$13,780
Fuel contracts	3,369	4,910
Royal Gold deliverables(1)	—	1,468
Copper contracts	693	—
	$11,770	$20,158
Non-current
Foreign exchange contracts	550	5,593
Fuel contracts	852	2,746
Copper contracts	1,058	—
	2,460	8,339
Total derivative instrument assets	$14,230	$28,497
Derivative instrument liabilities
Current
Foreign exchange contracts	$22	$—
Fuel contracts	—	401
Royal Gold deliverables(1)	—	57
Copper contracts	2,937	9,079
	$2,959	$9,537
Non-current
Foreign exchange contracts	984	—
Fuel contracts	6	1,381
Copper contracts	—	1,760
	990	3,141
Total derivative instrument liabilities	$3,949	$12,678

(1)	Relates to Royal Gold deliverables which are gold and copper forward contracts for gold ounces and copper pounds payable to Royal Gold.

Hedge derivatives

The derivative instruments outstanding as at December 31, 2021 that are accounted for as hedges are summarized below:

	Average Strike Price
Instrument	Unit	2022	2023	2024	Type	Total Position
Fuel hedge contracts
ULSD zero-cost collars	Barrels	$62/$68	$73/$78	N/A	Fixed	58,600
ULSD swap contracts	Barrels	$62	$79	$82	Fixed	121,100
Foreign exchange contracts
US$/C$ zero cost-collars	CAD	$1.29/$1.36	$1.24/$1.29	$1.25/$1.33	Fixed	400,000,000
US$/C$ forward contracts	CAD	$1.29	$1.26	$1.29	Fixed	264,000,000
Copper contracts
Copper zero-cost collar contracts	Pounds	$3.66/$4.84	$4.00/$4.89	N/A	Fixed	57,100,000

Fuel contracts

The Company applies hedge accounting to derivative instruments which hedge a portion of its estimated future diesel fuel purchases at its Mount Milligan operations to manage the risk associated with changes in diesel fuel prices to the cost of operations at the Mount Milligan Mine. The fuel hedge contracts are expected to settle by the end of 2024.

In the second quarter of 2021, the Company discontinued all hedge positions related to future fuel purchases at the Kumtor Mine after May 15, 2021. Unwinding these positions in the second quarter resulted in a realized gain on discontinuance of $14.2 million recognized in net (loss) earnings from discontinued operations in the consolidated statements of (loss) earnings and comprehensive (loss) income. To the extent the Kumtor Mine’s hedging relationship was discontinued but the positions were novated and reassigned to the Mount Milligan Mine, the Company recognized an unrealized gain of $1.1 million in net (loss) earnings from discontinued operations in the consolidated statements of (loss) earnings and comprehensive (loss) income, representing an amount in accumulated other comprehensive income up to the date the hedges were novated.

Foreign exchange contracts

The Company applies hedge accounting to the foreign exchange contracts it enters to hedge a portion of its future Canadian denominated expenditures. The foreign exchange contracts are expected to settle by the end of 2024.

Copper contracts

The Company applies hedge accounting to copper contracts. In the year ended December 31, 2021, the Company extended its copper hedge program by entering zero-cost option collars to hedge approximately 70% of the Mount Milligan Mine’s expected copper sales (net of sales under Royal Gold streaming arrangement) for 2022 and added zero-cost collar positions (net of sales under the Royal Gold streaming arrangement) for 2023 to hedge approximately 35% of this exposure.

The table below includes the effective portion of changes in the fair value of these derivatives contracts recognized in other comprehensive income (“OCI”) and the amounts reclassified to the consolidated statements of (loss) earnings:

	2021	2020
Fair value movement of derivative financial instruments	$7,283	$14,377
Reclassified to net earnings from continuing operations	(29,410)	2,906
Reclassified to net (loss) earnings from discontinued operations	17,325	(5,770)
(Loss) income included in OCI(1)	$(4,802)	$11,513

(1)	Includes tax recovery of $1.8 million (December 31, 2020 - expense of $4.3 million).

Non-hedge derivatives

All derivative instruments not designated in a hedge relationship are classified as financial instruments at fair value through profit or loss, including the gold and copper forward contracts for gold ounces and copper pounds payable to Royal Gold and foreign exchange contracts that were entered into before April 1, 2020. Changes in fair value of non-hedge derivatives at each reporting date are included in the consolidated statements of (loss) earnings as non- hedge derivative gains or losses, with the exception of spot and forward contracts associated with the Royal Gold deliverables, which are included in revenue. As at December 31, 2021 and 2020, all foreign exchange contracts that were entered into before April 1, 2020 were settled.

For the Royal Gold deliverables, the Company delivers physical gold and copper warrants to Royal Gold based on a percentage of the gold ounces and copper pounds included in each final sale of concentrate to third party customers, including offtakers and traders (“MTM Customers”) within two days of receiving a final payment. If the final payment from a MTM Customer is not received within five months of the provisional payment date, then the Company will deliver an estimated amount of gold ounces and copper warrants based on information that is available from the MTM Customer at that time.

The Company receives payment from MTM Customers in cash, thus requiring the purchase of physical gold and copper warrants in order to satisfy the obligation to pay Royal Gold. In order to hedge its gold and copper price risk that arises when physical purchase and concentrate sales pricing periods do not match, the Company has entered into certain forward gold and copper purchase and sales contracts pursuant to which it purchases gold and copper at an average price during a quotational period and sells gold and copper at a spot price. These contracts are treated as derivatives, not designated as hedging instruments. The Company records its forward commodity contracts at fair value using a market approach based on observable quoted market prices.

The non-hedge derivative instruments outstanding as at December 31, 2021 are expected to settle by the end of 2022. The non-hedge derivative instruments outstanding as at December 31, 2021 are summarized as follows:

Instrument	Unit	Type	Total Position
Royal Gold deliverables
Gold forward contracts	Ounces	Float	16,410
Copper forward contracts	Pounds	Float	1,748,000

The following table is a sensitivity analysis of what the fair value would be due to an increase or a decrease of 10% in the price of all derivative instruments outstanding as at December 31, 2021:

	Fair value December 31, 2021	Fair value after increase of 10%	Fair value after decrease of 10%
Royal Gold deliverables	$589	$4,359	$(3,181)
Copper contracts	$(1,776)	$(16,275)	$10,550
Fuel contracts	$4,215	$5,874	$2,563
Foreign exchange contracts	$7,252	$61,824	$(33,169)

b.     Provisionally-priced contracts

Certain gold-copper concentrate sales contracts contain an embedded derivative and are marked to market at the end of each reporting period. As at December 31, 2021, the Company’s trade receivables with embedded derivatives had a fair value of $28.1 million (December 31, 2020 - $12.4 million), representing a mark-to-market adjustment on 12.1 million pounds of copper and 77,164 ounces of gold (December 31, 2020 - 13.8 million pounds of copper and 25,672 ounces of gold).

c.     Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. All financial instruments for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest-level input that is significant to the fair value measurement as a whole:

Level 1: observable inputs such as quoted prices in active markets;

Level 2: inputs, other than the quoted market prices in active markets, which are observable, either directly and/ or indirectly; and

Level 3: unobservable inputs for the asset or liability in which little or no market data exists, which therefore require an entity to develop its own assumptions.

The fair value hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs.

For items that are recognized at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by reassessing their classification at the end of each reporting period. During the year ended December 31, 2021, there were no transfers between Level 1 and Level 2 fair value measurements, and no transfers into or out of Level 3 fair value measurements.

The fair values of cash, amounts receivable that are not provisionally priced, and accounts payable and accrued liabilities approximate their carrying amounts due to the short term to maturity of these financial instruments.

The levels in the fair value hierarchy into which the Company’s financial assets and liabilities that are measured and recognized on the consolidated statements of financial position at fair value on a recurring basis were categorized as follows:

December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial assets
Provisionally-priced receivables	$—	$28,068	$—	$28,068
Marketable securities	2,171	—	—	2,171
Derivative financial instruments	—	14,230	—	14,230
	$2,171	$42,298	$—	$44,469
Financial liabilities
Derivative financial instruments	$—	$3,949	$—	$3,949
Share-based compensation liability	11,444	—	—	11,444
	$11,444	$3,949	$—	$15,393

December 31, 2020
	Level 1	Level 2	Level 3	Total
Financial assets
Provisionally-priced receivables	$—	$12,415	$—	$12,415
Marketable securities	3,845	—	—	3,845
Derivative financial instruments	—	28,497	—	28,497
	$3,845	$40,912	$—	$44,757
Financial liabilities
Derivative financial instruments	$—	$12,679	$—	$12,679
Share-based compensation liability	28,184	—	—	28,184
	$28,184	$12,679	$—	$40,863

Valuation Techniques

Marketable securities

Marketable securities representing shares of publicly traded entities are recorded at fair value using quoted market prices (classified within Level 1 of the fair value hierarchy).

Provisionally-priced receivables

The fair value of receivables arising from copper and gold sales contracts that contain provisional pricing mechanisms are determined using the appropriate quoted forward price from the exchange that is the principal active market for the particular metal. As such, these receivables, which meet the definition of an embedded derivative are classified within Level 2 of the fair value hierarchy.

Derivative financial instruments

The fair value of gold, copper, diesel and currency derivative financial instruments, classified within Level 2, are determined using derivative pricing models that utilize a variety of inputs that are a combination of quoted prices and market-corroborated inputs. The fair value of the Company’s derivative contracts includes an adjustment for credit risk.

Share-based compensation liability

Share-based compensation liability representing PSUs, DSUs and a portion of RSUs is recorded at fair value using the Company’s quoted price or the Company’s quoted price in relation to quoted price of TRIV.